Shareholder Report, Holdings (Details) - C000030254	Jun. 30, 2024
03076C106 | Ameriprise Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	12.60%
594918104 | Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	12.10%
437076102 | Home Depot, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	7.70%
46625H100 | JPMorgan Chase & Company
Holdings [Line Items]
Percent of Net Asset Value	6.50%
90353T100 | Uber Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.10%
060505104 | Bank of America Corporation
Holdings [Line Items]
Percent of Net Asset Value	4.30%
047726302 | Atlanta Braves Holdings, Inc. - Class C
Holdings [Line Items]
Percent of Net Asset Value	3.70%
254687106 | Walt Disney Company (The)
Holdings [Line Items]
Percent of Net Asset Value	3.30%
55825T103 | Madison Square Garden Sports Corporation
Holdings [Line Items]
Percent of Net Asset Value	3.30%
580135101 | McDonald's Corporation
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Communications
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	98.10%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.90%